Long-term incentive and warrant programs (Details)		9 Months Ended
	Sep. 14, 2020 DKK (kr) D kr / shares shares	Sep. 30, 2020 kr / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants granted	63,217
Shares issued | shares	1
Share price | kr / shares	kr 1	kr 216.80
Percentage of outstanding share capital.	0.20%
Exercise price | kr / shares	kr 216.80
Vesting period	3 years
Exercise time	4 years
Number of weeks window	4
Market value of warrants	kr 5,676,887
Cost of each warrant | kr / shares		kr 89.80
Historic volatility		45.60%
Average risk-free interest rate		(0.495%)
RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants granted	5,864
Share price | kr / shares	kr 220.50
Estimated theoretical value	kr 1,300,000
Number of trading days | D	5